UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management Singapore Limited
Address: 10 Marina Boulevard
         Marina Bay Financial Centre Tower 2, #33-03
         Singapore 018983

13F FILE NUMBER: 028-13391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshimi Masuda
Title:   Senior Manager / Head of Compliance
Phone:   643 39013

Signature, Place, and Date of Signing:

/s/ Yoshimi Masuda
------------------
Yoshimi Masuda, Singapore, August 6, 2012

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").
================================================================================
Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: 387,720 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                         COM         002824100    2,792   43,300     SH             SOLE              34,900        8,400
ABERCROMBIE & FITCH CO             CL A         002896207    2,813   82,400     SH             SOLE              44,000       38,400
AES CORP                            COM         00130H105      775   60,400     SH             SOLE                             NONE
AGILENT TECHNOLOGIES INC            COM         00846U101    4,407  112,300     SH             SOLE              71,200       41,100
AKAMAI TECHNOLOGIES INC             COM         00971T101    6,160  194,000     SH             SOLE             134,000       60,000
ALLERGAN INC                        COM         018490102    7,917   85,520     SH             SOLE              55,137       30,383
ALLSCRIPTS HEALTHCARE SOLUTN        COM         01988P108    2,033  186,000     SH             SOLE             186,000
AMAZON COM INC                      COM         023135106      936    4,100     SH             SOLE                             NONE
AMERICAN EXPRESS CO                 COM         025816109    1,164   20,000     SH             SOLE                             NONE
AMGEN INC                           COM         031162100    3,447   47,200     SH             SOLE              33,300       13,900
AMPHENOL CORP NEW                  CL A         032095101    6,146  111,900     SH             SOLE              79,900       32,000
APACHE CORP                         COM         037411105    5,115   58,200     SH             SOLE              37,000       21,200
APPLE INC                           COM         037833100   13,549   23,200     SH             SOLE              15,100        8,100
AT&T INC                            COM         00206R102      988   27,700     SH             SOLE                             NONE
AVAGO TECHNOLOGIES LTD              SHS         Y0486S104    1,041   29,000     SH             SOLE                             NONE
BAKER HUGHES INC                    COM         057224107    4,607  112,100     SH             SOLE              67,600       44,500
BANK OF AMERICA CORPORATION         COM         060505104      843  103,067     SH             SOLE                             NONE
BROADCOM CORP                      CL A         111320107    6,480  191,723     SH             SOLE             141,200       50,523
CA INC                              COM         12673P105      842   31,100     SH             SOLE                             NONE
CARDINAL HEALTH INC                 COM         14149Y108      575   13,700     SH             SOLE                             NONE
CELGENE CORP                        COM         151020104    2,682   41,800     SH             SOLE              41,800
CERNER CORP                         COM         156782104    6,224   75,300     SH             SOLE              39,400       35,900
CHESAPEAKE ENERGY CORP              COM         165167107    1,270   68,300     SH             SOLE                             NONE
CHEVRON CORP NEW                    COM         166764100   10,255   97,200     SH             SOLE              87,200       10,000
CISCO SYS INC                       COM         17275R102    6,058  352,800     SH             SOLE             278,800       74,000
CITIGROUP INC                     COM NEW       172967424    1,059   38,630     SH             SOLE                             NONE
CITRIX SYS INC                      COM         177376100    3,106   37,000     SH             SOLE              37,000
COACH INC                           COM         189754104    5,088   87,000     SH             SOLE              58,800       28,200
COCA COLA CO                        COM         191216100   12,831  164,100     SH             SOLE             134,100       30,000
COGNIZANT TECHNOLOGY SOLUTIO       CL A         192446102      660   11,000     SH             SOLE                             NONE
COLGATE PALMOLIVE CO                COM         194162103    2,313   22,223     SH             SOLE                             NONE
CORE LABORATORIES N V               COM         N22717107    5,737   49,500     SH             SOLE              49,500
CORNING INC                         COM         219350105      512   39,600     SH             SOLE                             NONE
CSX CORP                            COM         126408103      758   33,900     SH             SOLE                             NONE
CVS CAREMARK CORPORATION            COM         126650100      766   16,395     SH             SOLE                             NONE
DEVON ENERGY CORP NEW               COM         25179M103    3,445   59,400     SH             SOLE              50,000        9,400
DOLLAR TREE INC                     COM         256746108    5,197   96,600     SH             SOLE              60,000       36,600
DU PONT E I DE NEMOURS & CO         COM         263534109    5,699  112,700     SH             SOLE              76,800       35,900
DUKE ENERGY CORP NEW                COM         26441C105    2,145   93,000     SH             SOLE                             NONE
E M C CORP MASS                     COM         268648102    8,245  321,700     SH             SOLE             174,000      147,700
EOG RES INC                         COM         26875P101      703    7,800     SH             SOLE                             NONE
EXELON CORP                         COM         30161N101    1,452   38,600     SH             SOLE                             NONE
EXPRESS SCRIPTS HLDG CO             COM         30219G108    6,795  121,703     SH             SOLE              78,700       43,003
EXXON MOBIL CORP                    COM         30231G102   13,255  154,906     SH             SOLE              92,700       62,206
FACEBOOK INC                       CL A         30303M102    1,130   36,300     SH             SOLE                             NONE
FEDEX CORP                          COM         31428X106    4,031   44,000     SH             SOLE              25,100       18,900
FINISAR CORP                      COM NEW       31787A507      524   35,000     SH             SOLE                             NONE
FOSSIL INC                          COM         349882100      257    3,362     SH             SOLE                             NONE
FOSTER WHEELER AG                   COM         H27178104      364   21,000     SH             SOLE                             NONE
FREEPORT-MCMORAN COPPER & GO        COM         35671D857    6,630  194,600     SH             SOLE             129,500       65,100
GENERAL DYNAMICS CORP               COM         369550108      712   10,800     SH             SOLE                             NONE
GOLDMAN SACHS GROUP INC             COM         38141G104    1,476   15,400     SH             SOLE                             NONE
GOOGLE INC                         CL A         38259P508   10,499   18,100     SH             SOLE              15,600        2,500
GRACO INC                           COM         384109104    2,640   57,300     SH             SOLE              57,300

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
HERBALIFE LTD                   COM USD SHS     G4412G101    1,692   35,000     SH             SOLE                             NONE
HEWLETT PACKARD CO                  COM         428236103    4,213  209,500     SH             SOLE             138,800       70,700
HOME DEPOT INC                      COM         437076102    8,664  163,500     SH             SOLE              98,100       65,400
IDEXX LABS INC                      COM         45168D104    2,836   29,500     SH             SOLE              29,500
INFORMATICA CORP                    COM         45666Q102    2,033   48,000     SH             SOLE              48,000
INTEL CORP                          COM         458140100    2,484   93,200     SH             SOLE              93,200
INTERNATIONAL BUSINESS MACHS        COM         459200101   11,950   61,100     SH             SOLE              46,700       14,400
INTERNATIONAL FLAVORS&FRAGRA        COM         459506101    5,853  106,800     SH             SOLE              61,000         NONE
INTUITIVE SURGICAL INC            COM NEW       46120E602    1,495    2,700     SH             SOLE                             NONE
JOHNSON & JOHNSON                   COM         478160104    8,668  128,300     SH             SOLE             100,000       28,300
JPMORGAN CHASE & CO                 COM         46625H100    1,854   51,900     SH             SOLE                             NONE
JUNIPER NETWORKS INC                COM         48203R104      497   30,500     SH             SOLE                             NONE
LILLY ELI & CO                      COM         532457108      528   12,300     SH             SOLE                             NONE
MEDICIS PHARMACEUTICAL CORP      CL A NEW       584690309    2,305   67,500     SH             SOLE              67,500
MEDTRONIC INC                       COM         585055106    2,010   51,900     SH             SOLE              51,900
MERCK & CO INC NEW                  COM         58933Y105    7,651  183,252     SH             SOLE             124,400       58,852
METLIFE INC                         COM         59156R108    1,037   33,600     SH             SOLE                             NONE
MICROSOFT CORP                      COM         594918104    6,874  224,700     SH             SOLE             196,900       27,800
MONSANTO CO NEW                     COM         61166W101    5,629   68,000     SH             SOLE              38,900       29,100
NATIONAL OILWELL VARCO INC          COM         637071101    6,902  107,100     SH             SOLE              65,000       42,100
NEW YORK CMNTY BANCORP INC          COM         649445103      526   42,000     SH             SOLE                             NONE
NUANCE COMMUNICATIONS INC           COM         67020Y100    6,074  255,000     SH             SOLE             152,000      103,000
ORACLE CORP                         COM         68389X105    8,862  298,400     SH             SOLE             248,200       50,200
PALL CORP                           COM         696429307    4,582   83,600     SH             SOLE              56,000       27,600
PEABODY ENERGY CORP                 COM         704549104    1,003   40,900     SH             SOLE                             NONE
PFIZER INC                          COM         717081103      987   42,900     SH             SOLE                             NONE
PHILIP MORRIS INTL INC              COM         718172109    2,417   27,700     SH             SOLE                             NONE
PNC FINL SVCS GROUP INC             COM         693475105    2,611   42,725     SH             SOLE                             NONE
PRICELINE COM INC                 COM NEW       741503403    3,057    4,600     SH             SOLE               4,600
PROCTER & GAMBLE CO                 COM         742718109    7,956  129,900     SH             SOLE              96,700       33,200
PUBLIC SVC ENTERPRISE GROUP         COM         744573106      429   13,200     SH             SOLE                             NONE
RESMED INC                          COM         761152107    3,148  100,900     SH             SOLE             100,900
SALESFORCE COM INC                  COM         79466L302    1,244    9,000     SH             SOLE                             NONE
SCHLUMBERGER LTD                    COM         806857108    4,622   71,200     SH             SOLE              71,200
SIGMA ALDRICH CORP                  COM         826552101      562    7,600     SH             SOLE                             NONE
ST JUDE MED INC                     COM         790849103    4,502  112,800     SH             SOLE              81,800       31,000
STAPLES INC                         COM         855030102      437   33,500     SH             SOLE                             NONE
STERICYCLE INC                      COM         858912108    3,263   35,600     SH             SOLE              35,600
SYMANTEC CORP                       COM         871503108      447   30,600     SH             SOLE                             NONE
TARGET CORP                         COM         87612E106    1,321   22,700     SH             SOLE                             NONE
TE CONNECTIVITY LTD               REG SHS       H84989104    4,416  138,400     SH             SOLE              77,000       61,400
TERADATA CORP DEL                   COM         88076W103    3,096   43,000     SH             SOLE              43,000
THERMO FISHER SCIENTIFIC INC        COM         883556102    5,061   97,500     SH             SOLE              64,500       33,000
TYCO INTERNATIONAL LTD              SHS         H89128104    4,656   88,100     SH             SOLE              50,000       38,100
VERIZON COMMUNICATIONS INC          COM         92343V104    3,849   86,600     SH             SOLE                             NONE
WATERS CORP                         COM         941848103    4,927   62,000     SH             SOLE              57,500        4,500
WEIGHT WATCHERS INTL INC NEW        COM         948626106      567   11,000     SH             SOLE                             NONE
WELLPOINT INC                       COM         94973V107      785   12,300     SH             SOLE                             NONE
WELLS FARGO & CO NEW                COM         949746101    2,240   67,000     SH             SOLE                             NONE
XILINX INC                          COM         983919101    2,404   71,600     SH             SOLE              71,600
XYLEM INC                           COM         98419M100    4,606  183,000     SH             SOLE              84,000       99,000
YAHOO INC                           COM         984332106      739   46,700     SH             SOLE                             NONE

                                                TOTAL      387,720